Property, Plant and Equipment (“PP&E”) - Schedule of Property, Plant and Equipment (“PP&E”) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 CAD ($)
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	$ 990,094
Ending balance	1,055,144
Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	986,572
Ending balance	1,048,746
Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	3,066
Ending balance	3,871
Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	456
Ending balance	2,527
Cost [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,318,826
Additions	108,698
Transfers of right-of-use assets
Change in decommissioning liabilities	208
Transferred to assets held for sale	(3,929)
Ending balance	1,423,803
Cost [Member] | Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,313,717
Additions	103,104
Transfers of right-of-use assets	1,995
Change in decommissioning liabilities	208
Transferred to assets held for sale	(3,929)
Ending balance	1,415,095
Cost [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	3,982
Additions	3,240
Transfers of right-of-use assets	(1,995)
Change in decommissioning liabilities
Transferred to assets held for sale
Ending balance	5,227
Cost [Member] | Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance	1,127
Additions	2,354
Transfers of right-of-use assets
Change in decommissioning liabilities
Transferred to assets held for sale
Ending balance	3,481
Accumulated Depletion, Depreciation and Amortization [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	328,732
Accumulated DD&A, ending balance	368,659
Depletion and depreciation	39,927	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Developed properties [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	327,145
Accumulated DD&A, ending balance	366,349
Depletion and depreciation	39,204	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Right-of-use assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	916
Accumulated DD&A, ending balance	1,356
Depletion and depreciation	440	[1]
Accumulated Depletion, Depreciation and Amortization [Member] | Corporate assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance	671
Accumulated DD&A, ending balance	954
Depletion and depreciation	$ 283	[1]

[1]	As at June 30, 2026, $0.6 million of depletion and depreciation was capitalized to inventory (December 31, 2025 - $1.0 million).